Annual Fund Operating Expenses - ETF - Vanguard US Value Factor ETF - ETF Shares	Mar. 29, 2021
Operating Expenses:
Management Fees	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%	[1]

[1]	The Fund's custodian has contractually agreed to waive a portion of its custody fee based on an offset arrangement. The Fund's Total Annual Fund Operating Expenses after the custody fee offset was 0.13%.